Cover	Oct. 06, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2020
Entity File Number	001-38615
Entity Registrant Name	FORUM MERGER II CORPORATION
Entity Central Index Key	0001741231
Entity Tax Identification Number	82-5457906
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1615 South Congress Avenue
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	(212)
Local Phone Number	739-7860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one redeemable warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable warrant
Trading Symbol	FMCIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FMCI
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock
Trading Symbol	FMCIW
Security Exchange Name	NASDAQ